Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 36.9%
Aligned Data Centers International LP 7.538% due 12/18/2029 «~		$15,700	$15,823
Altice France SA
5.026% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	4,289	4,683
7.526% (EUR003M + 5.500%) due 08/15/2028 ~		1,495	1,664
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		$24,623	23,884
10.250% (PRIME + 3.000%) due 08/14/2026 «~		5,477	5,148
Aston XLN Topco Ltd. 10.337% due 07/30/2032 «	GBP	6,700	8,786
Bausch Health Cos., Inc. 10.413% (TSFR1M + 6.250%) due 10/08/2030 ~		$9,576	9,459
Biogroup-LCD TBD% due 02/09/2028	EUR	2,000	2,275
Central Parent, Inc. 7.252% (TSFR3M + 3.250%) due 07/06/2029 ~		$33,051	28,673
Cerba Healthcare SAS
TBD% due 06/30/2028	EUR	32,903	27,150
TBD% due 02/16/2029		24,000	19,839
Circor International, Inc. TBD% - 0.500% due 06/20/2029 «µ		$734	757
Clover Holdings 2 LLC TBD% due 12/10/2029 µ		3,583	3,573
Clover Holdings SPV III LLC 15.000% due 12/09/2027		1,144	1,179
Comexposium
TBD% (EUR012M + 0.000%) due 03/28/2026 «~	EUR	66,993	95,957
TBD% - 1.138% (Euribor 1YR) due 10/16/2031 «~		3,338	4,781
Coreweave Compute Acquisition Co. II LLC 13.621% - 13.945% (TSFR3M + 9.620%) due 07/31/2028 «~		$10,513	11,089
Coreweave Compute Acquisition Co. IV LLC TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		42,300	43,523
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,649	1,649
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		7,451	7,581
Dun & Bradstreet Corp.
TBD% due 08/26/2032 «µ		776	772
TBD% (TSFR1M + 5.500%) due 08/26/2032 «~		7,764	7,719
Endure Digital, Inc. 7.838% (TSFR1M + 3.500%) due 02/10/2028 «~		25,335	18,368
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,500	2,779
Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~		$6,123	6,123
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		66,104	68,087
Espai Barca Fondo De Titulizacion TBD% - 5.000% (Euribor 6MO) due 06/30/2028 «~	EUR	14,054	18,782
Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~		$20,700	20,637
11.038% (TSFR3M + 7.000%) due 09/15/2033 ~		7,000	6,984
Forward Air Corp. 8.810% (TSFR3M + 4.500%) due 12/19/2030 ~		16,174	16,166
Galaxy U.S. Opco, Inc. (10.058% Cash) 10.058% (TSFR3M + 5.750%) due 07/31/2030 ~		30,531	27,898
Gateway Casinos & Entertainment Ltd. 10.276% (TSFR3M + 6.250%) due 12/18/2030 ~		39,994	40,032
Guardian
TBD% - 1.000% due 08/29/2032 «µ		1,300	1,300
TBD% - 1.000% (TSFR3M + 5.500%) due 08/29/2032 «~		10,600	10,494
Harp Finco Ltd. 9.468% due 03/27/2032 «	GBP	10,135	13,400
iHeartCommunications, Inc. 10.053% (TSFR1M + 5.775%) due 05/01/2029 ~		$4,752	4,164
INEOS Quattro Holdings U.K. Ltd. 8.513% (TSFR1M + 4.250%) due 04/02/2029 ~		10,972	9,966
INEOS U.S. Finance LLC 7.413% (TSFR1M + 3.250%) due 02/18/2030 ~		3,293	2,992
Ivanti Software, Inc.
TBD% - 10.051% (TSFR3M + 5.750%) due 06/01/2029 ~		8,239	8,491
TBD% - 10.051% (TSFR3M + 4.750%) due 06/01/2029 ~		24,237	20,250
J&J Ventures Gaming LLC 9.278% (TSFR1M + 5.000%) due 04/26/2028 «~		14,226	14,369
Lealand Finance Co. BV 7.278% (TSFR1M + 3.000%) due 06/30/2027 ~		171	139

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Lealand Finance Co. BV (5.278% Cash) 5.278% due 12/31/2027 ~		2,728	1,955
M BB Grove LLC TBD% - 11.223% (TSFR1M + 7.000%) due 04/07/2027 «~µ(k)		56,325	56,322
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «(d)		5,022	1,477
MPH Acquisition Holdings LLC 9.170% (TSFR3M + 4.600%) due 12/31/2030 ~		15,135	13,949
Numericable Group SA
4.916% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	299	325
9.000% (PRIME + 1.750%) due 10/31/2025 ~		$2,095	1,911
Obol France 3 SAS 7.193% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	7,945	9,188
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	15,200	20,451
Paradigm Parent LLC 8.822% (TSFR3M + 4.500%) due 04/16/2032 ~		$5,200	4,679
Peraton Corp. 8.013% (TSFR1M + 3.750%) due 02/01/2028 ~		64,606	54,653
Polaris Newco LLC 8.570% (TSFR3M + 4.000%) due 06/02/2028 ~		11,696	11,297
Poseidon Bidco SASU 7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	45,360	25,030
Project Nova 7.250% due 08/31/2026 «		$800	800
Project Quasar Pledgco SLU 5.130% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	8,216	9,397
Promotora de Informaciones SA 7.494% (EUR003M + 5.470%) due 12/31/2029 «~		100,600	116,337
Puris LLC 9.752% - 10.099% (TSFR3M + 5.750%) due 06/30/2031 «~		$8,303	7,902
Quantum Bidco Ltd. 9.744% due 01/31/2028	GBP	6,000	8,100
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		$11,500	11,455
SCUR-Alpha 1503 GmbH 9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		45,727	42,257
Softbank Vision Fund II
TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~		14,400	14,400
Spruce Bidco II, Inc.
TBD% - 0.500% due 01/30/2032 «µ		1,161	1,161
TBD% - 0.500% (JY0003M + 5.250%) due 01/30/2032 «~	JPY	99,473	681
TBD% - 0.500% (CDOR06 + 5.000%) due 01/30/2032 «~	CAD	930	675
TBD% - 0.500% (TSFR6M + 5.000%) due 01/30/2032 «~		$5,138	5,191
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	141,231	41,734
Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~		21,800	25,242
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		$25,481	24,239
Strategic Gaming Commitment TBD% due 06/17/2030 «µ		11,300	11,300
Subcalidora 2 7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	27,536	32,490
Syniverse Holdings, Inc. 11.002% (TSFR3M + 7.000%) due 05/13/2027 ~		$55,433	54,242
Thames Water Utilities Ltd. 0.300% - 5.234% due 11/28/2025 «	GBP	9,799	8,962
Transnet SOC Ltd. 11.125% due 03/02/2028 «~	ZAR	149,313	8,544
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		$76,618	73,350
Ubisoft Entertainment SA
3.339% (EUR003M + 1.400%) due 12/21/2025 ~	EUR	12,800	14,577
3.561% (EUR006M + 1.500%) due 12/22/2025 «~(k)		9,000	10,454
Unicorn BAY 13.000% due 12/31/2026 «	HKD	178,337	23,203
VEON Amsterdam BV 8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		$14,900	14,889
Walgreens - Magnolia 6.000% due 03/06/2030 «		436	430
Westmoreland Coal Co. 8.000% due 03/15/2029 «		2,730	1,106
Woolworths Holdings Ltd. TBD% due 06/01/2049 «		2,819	2,442
X Corp.
9.500% due 10/26/2029		6,700	6,730
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~		48,877	48,015

Total Loan Participations and Assignments (Cost $1,506,379)			1,458,927

CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 3.9%
123 Lights Re Ltd. 14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		700	700

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~		950	1,021
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		450	474
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		239	299
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		6,400	6,391
Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		500	533
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		300	326
Bayou Re Ltd. 22.480% (BNMMDTSC + 18.500%) due 04/30/2031 ~		400	451
Bonanza RE Ltd. 3.970% (MSMMUSTF) due 01/08/2026 ~		350	341
Cape Lookout Re Ltd. 12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		3,600	3,762
Charles River Re Ltd. 11.536% due 05/10/2031 •		250	265
Claveau Re Ltd. 4.004% (T-BILL 3MO + 0.100%) due 07/08/2028 «~		1,088	0
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (d)	EUR	356	377
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)		1,348	641
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030 ^(e)		$300	33
6.150% due 09/17/2049 ^(e)		1,000	111
Credit Suisse AG AT1 Claim		200	26
East Lane Re VII Ltd. 12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		500	509
Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		500	528
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	527
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		500	527
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		12,400	11,712
Greengrove RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		650	650
Hestia Re Ltd.
4.004% (T-BILL 1MO + 0.100%) due 04/22/2029 ~		101	56
10.659% (T-BILL + 6.750%) due 03/13/2032 ~		300	307
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~		400	415
Integrity RE III Ltd.
11.904% (T-BILL 1MO + 8.000%) due 06/06/2027 ~		300	313
13.654% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		300	316
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		600	638
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		600	673
Integrity Re Ltd.
21.138% (T-BILL 1MO + 17.234%) due 06/08/2026 ~		1,750	1,922
26.703% (T-BILL 1MO + 22.796%) due 06/08/2026 ~		1,750	1,952
Long Walk Reinsurance Ltd. 14.142% (T-BILL 3MO + 10.240%) due 01/30/2031 ~		3,500	3,564
Longleaf Pine Re Ltd. 21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		570	637
Luca RE Ltd. 11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		1,700	1,700
Nature Coast Re Ltd. 13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		300	314
New Immo Holding SA 3.250% due 07/23/2027	EUR	3,300	3,822
Orange Capital RE DAC 7.979% (EUR003M + 6.000%) due 01/17/2029 ~		300	355
Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		$700	741
13.604% (T-BILL 1MO + 9.700%) due 06/09/2031 ~		250	267
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)(l)		8,059	6,074
Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		1,300	1,348
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		3,500	3,645
Purple Re Ltd. 13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		600	637
Quercus Re DAC 10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	450	537
Sabine Re Ltd. 12.424% (T-BILL 1MO + 8.520%) due 04/07/2031 ~		$400	422
Sanders Re III Ltd. 16.224% (BRMMUSDF + 12.320%) due 04/09/2029 ~		6,399	3,999
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(d)(e)		12	2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(d)(e)		12	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(d)(e)		23	4
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(d)(e)		35	5

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(d)(e)		35	5
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(d)(e)		17	3
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (l)	EUR	40,173	12,394
Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$800	834
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		500	521
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		600	612
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (l)		37,876	34,329
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (l)		11,950	11,233
8.625% due 06/15/2032 (l)		4,800	4,589
10.500% due 02/15/2028 (l)		7,993	8,423
Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		1,900	1,917
13.154% (JMMMUSTF + 9.250%) due 12/07/2028 ~		4,200	4,385
Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		450	455
16.534% (BRMMUSDF + 12.630%) due 03/10/2031 ~		3,100	3,204
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		10,025	0
Windmill III Re DAC 7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297
Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		$300	312
14.114% (BNMMDTSC + 10.210%) due 02/26/2031 ~		450	485
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		2,800	3,024

			151,893

INDUSTRIALS 21.6%
Altice France Holding SA
4.000% due 02/15/2028	EUR	6,600	2,800
6.000% due 02/15/2028		$5,200	1,883
8.000% due 05/15/2027	EUR	21,550	9,184
10.500% due 05/15/2027		$48,850	17,717
Altice France SA
3.375% due 01/15/2028	EUR	100	101
4.000% due 07/15/2029		2,000	2,030
4.250% due 10/15/2029		300	306
5.125% due 01/15/2029		$1,750	1,506
5.125% due 07/15/2029		13,731	11,796
5.500% due 01/15/2028		5,300	4,690
5.500% due 10/15/2029		6,748	5,870
5.875% due 02/01/2027	EUR	350	372
8.125% due 02/01/2027		$7,300	6,984
ams-OSRAM AG
10.500% due 03/30/2029 (l)	EUR	27,500	34,525
12.250% due 03/30/2029 (l)		$15,680	16,889
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (l)		12,701	12,447
10.375% due 03/31/2029 (l)	GBP	15,350	20,173
Beignet 6.850% due 06/01/2049 «(c)		$77,240	77,240
Carvana Co. 9.000% due 06/01/2031 (l)		3,123	3,538
Carvana Co. (9.000% Cash) 9.000% due 06/01/2030 (l)		5,083	5,322
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (l)		14,200	12,532
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (l)		9,010	7,792
Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028 (l)		8,688	8,492
7.500% due 05/15/2030	EUR	2,400	2,922
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (d)		$8,228	6,397
Cogent Communications Group LLC/Cogent Finance, Inc. 7.000% due 06/15/2027 (l)		3,060	3,054
Directv Financing LLC 8.875% due 02/01/2030		4,600	4,549
DISH DBS Corp.
5.250% due 12/01/2026		41,888	41,194
5.750% due 12/01/2028		54,580	52,369
7.750% due 07/01/2026		33,117	32,846
Ecopetrol SA
7.750% due 02/01/2032 (l)		2,900	3,003
8.375% due 01/19/2036 (l)		1,030	1,064
8.875% due 01/13/2033 (l)		2,000	2,169
EW Scripps Co. 9.875% due 08/15/2030 (l)		9,300	8,738
Greene King Finance PLC 6.185% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	253

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Incora Intermediate II LLC 0.000% (SOFRRATE + 8.000%) due 01/31/2030 «~		$39,075	39,075
Incora Top Holdco LLC 6.000% due 01/30/2033 «~(k)		28,086	45,439
INEOS Finance PLC 7.250% due 03/31/2031	EUR	8,100	9,508
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (l)		$13,293	13,494
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (l)		40,848	35,700
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)(l)		7,844	8,214
National Collegiate Student Loan Trust 4.854% due 06/01/2045 ~		50	40
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		16,530	10,331
11.750% due 10/15/2028 «		4,500	3,195
Nissan Motor Co. Ltd.
7.500% due 07/17/2030 (l)		2,500	2,626
8.125% due 07/17/2035 (l)		1,550	1,665
NPC Ukrenergo 6.875% due 11/09/2028		1,800	1,435
Ocado Group PLC
10.500% due 08/08/2029 (l)	GBP	29,643	39,839
11.000% due 06/15/2030 (l)		4,789	6,479
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		$440	72
6.000% due 11/15/2026 ^(e)		430	70
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (l)		9,800	10,202
ProFrac Holdings II LLC 11.226% (TSFR3M + 7.250%) due 01/23/2029 ~(l)		11,687	12,111
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	1,959	2,943
Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	1,400	1,135
1.250% due 01/31/2034		100	81
1.604% due 12/23/2029		$600	431
2.375% due 04/22/2042	GBP	200	183
2.625% due 01/24/2034		400	368
3.500% due 02/25/2030		400	378
4.000% due 04/18/2029	EUR	800	664
4.375% due 01/18/2033		1,400	1,159
4.375% due 07/03/2036	GBP	1,000	939
4.625% due 06/04/2048		1,000	942
5.125% due 09/28/2039		400	377
5.500% due 02/11/2043		1,800	1,701
7.125% due 04/30/2033		400	379
7.750% due 04/30/2046		284	272
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (h)		145	168
Toll Road Investors Partnership II LP 0.000% due 02/15/2043 (h)		$56,176	19,600
Topaz Solar Farms LLC 4.875% due 09/30/2039 (l)		1,869	1,645
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (l)		21,341	18,673
Ubisoft Entertainment SA 0.878% due 11/24/2027 (l)	EUR	9,900	10,855
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	313,730	21,160
Venture Global LNG, Inc.
9.500% due 02/01/2029 (l)		$7,919	8,732
9.875% due 02/01/2032		220	240
Viridien
8.500% due 10/15/2030 (l)	EUR	11,300	13,782
10.000% due 10/15/2030 (l)		$11,850	12,190
Wayfair LLC 7.750% due 09/15/2030 (l)		800	841
Woolworths Holdings Ltd.
8.625% due 09/01/2027 «		34,621	34,677
9.750% due 05/01/2026 «		18,526	18,548
Xerox Corp. 13.500% due 04/15/2031 (l)		7,300	7,074
Yinson Boronia Production BV 8.947% due 07/31/2042 (l)		6,573	7,327
ZF North America Capital, Inc. 7.500% due 03/24/2031		5,900	5,864

			855,570

UTILITIES 2.1%
NGD Holdings BV 6.750% due 12/31/2026 (l)		1,054	959
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (d)(l)		67,502	44,552

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

OI SA (8.500% PIK) 8.500% due 12/31/2028 (d)		141,257	4,238
Peru LNG SRL 5.375% due 03/22/2030 (l)		25,707	24,689
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		7,300	7,730

			82,168

Total Corporate Bonds & Notes (Cost $1,228,747)			1,089,631

CONVERTIBLE BONDS & NOTES 0.6%
BANKING & FINANCE 0.5%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)	EUR	799	380
PennyMac Corp. 5.500% due 03/15/2026 (l)		$18,075	18,039

			18,419

INDUSTRIALS 0.1%
DISH Network Corp. 3.375% due 08/15/2026		3,300	3,196

Total Convertible Bonds & Notes (Cost $22,504)			21,615

MUNICIPAL BONDS & NOTES 0.3%
MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,159	5,640
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		43,500	5,792

			11,432

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		1,200	112

Total Municipal Bonds & Notes (Cost $12,580)			11,544

U.S. GOVERNMENT AGENCIES 3.0%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 0.700% due 11/25/2055 ~(a)(l)		60,564	3,690
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.079% due 11/25/2045 ~(a)		24,637	983
Federal Home Loan Mortgage Corp. REMICS
2.163% due 08/15/2026 •(a)		87	1
3.000% due 02/25/2051 (a)(l)		6,792	1,237
4.500% due 12/25/2050 (a)(l)		3,234	731
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.475% due 05/25/2057 ~(l)		34,982	16,077
3.621% due 10/25/2058 ~		3,181	1,434
3.978% due 11/25/2061 ~(a)(l)		19,176	7,412
4.285% due 11/25/2059 ~(l)		20,323	9,870
5.000% due 04/25/2062 ~(l)		6,500	5,999
5.461% due 05/25/2064 ~		7,176	3,541
5.820% due 05/25/2060 ~		3,243	1,893
Federal Home Loan Mortgage Corp. STACR REMICS Trust
9.856% due 01/25/2034 •(l)		7,000	8,334
10.606% due 09/25/2041 •(l)		3,700	3,829
11.856% due 10/25/2041 •(l)		20,205	21,223
12.856% due 02/25/2042 •(l)		1,600	1,733
Federal National Mortgage Association Connecticut Avenue Securities Trust 10.356% due 10/25/2041 - 12/25/2041 •(l)		24,585	25,538
Federal National Mortgage Association REMICS
0.000% due 02/25/2052 •(a)		175,976	771
1.500% due 02/25/2036 (a)(l)		8,300	347
4.000% due 09/25/2051 (a)(l)		21,133	4,512

Total U.S. Government Agencies (Cost $124,134)			119,155

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.9%
1211 Avenue of the Americas Trust 4.280% due 08/10/2035 ~(l)		3,000	2,817
225 Liberty Street Trust
3.597% due 02/10/2036 (l)		3,500	3,431
4.803% due 02/10/2036 ~(l)		7,616	7,041
280 Park Avenue Mortgage Trust
6.637% due 09/15/2034 •(l)		9,645	9,356
7.345% due 09/15/2034 •(l)		7,233	6,999

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Adjustable Rate Mortgage Trust
4.812% due 02/25/2036 •		28	17
5.272% due 10/25/2035 •(l)		1,532	1,405
5.292% due 11/25/2035 •(l)		1,551	1,644
5.422% due 01/25/2035 •(l)		1,458	1,350
6.072% due 02/25/2035 •(l)		5,295	4,510
Alba PLC
0.000% due 12/15/2038 (h)	GBP	0	416
9.105% due 12/15/2038 •		3,141	2,798
Anthracite Investments Cayman Ltd. 5.678% due 06/20/2041		$6,135	0
Arima Mortgages PLC
0.000% due 07/28/2056 (a)(h)(l)	GBP	9,500	10,975
0.000% due 07/28/2056 (b)(h)(l)		43,339	51,019
0.000% due 07/28/2056 (b)(h)		1,900	2,237
Ashford Hospitality Trust 7.423% due 04/15/2035 •(l)		$15,356	15,305
Atrium Hotel Portfolio Trust 7.498% due 12/15/2036 •(l)		20,936	19,457
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (l)		11,620	10,291
3.727% due 08/14/2034 ~(l)		6,216	1,575
8.015% due 09/15/2038 •(l)		24,820	22,317
BAMLL Re-REMICS Trust 6.013% due 06/17/2050 ~(l)		3,000	555
Banc of America Funding Trust
0.000% due 02/27/2037 ~(l)		2,672	2,888
1.085% due 10/25/2036 •(l)		17,737	6,784
3.657% due 08/25/2047 ~(l)		1,207	989
6.000% due 07/25/2036 (l)		2,184	1,690
Banc of America Mortgage Trust 6.260% due 06/25/2034 ~		104	86
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~		16	15
BBCCRE Trust 4.715% due 08/10/2033 ~(l)		15,960	9,227
BBCMS Mortgage Trust 3.811% due 02/15/2053 ~(l)		6,000	4,376
BBCMS Trust 7.998% due 07/15/2037 •(l)		5,300	4,091
BCAP LLC Trust
1.989% due 05/26/2037 ~(l)		2,233	2,131
3.492% due 08/28/2037 ~(l)		11,036	7,230
6.000% due 05/26/2037 ~(l)		5,884	4,891
6.500% due 06/26/2037 ~		1,961	454
BCP Trust
5.064% due 06/15/2038 •(l)		800	710
7.903% due 06/15/2038 •(l)		4,900	1,074
8.899% due 06/15/2038 •(l)		7,000	818
Bear Stearns ALT-A Trust 5.493% due 06/25/2034 ~		85	58
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		14	14
Beast Mortgage Trust
5.315% due 03/15/2036 •		6,700	5,682
8.715% due 03/15/2036 •(l)		3,125	446
Benchmark Mortgage Trust
3.094% due 04/15/2054 ~(l)		2,000	1,479
3.404% due 12/15/2062 ~		1,300	78
3.555% due 08/15/2052 ~(l)		12,500	11,347
BFLD Trust
7.215% due 10/15/2035 •		950	20
7.965% due 10/15/2035 •		7,000	92
8.465% due 10/15/2035 •		5,130	24
BMO Mortgage Trust 3.378% due 02/17/2055 ~(l)		12,569	11,300
Bridgegate Funding PLC
0.000% due 10/16/2062 ~	GBP	13,289	5,221
0.000% due 10/16/2062 ~(l)		25,556	32,315
0.000% due 10/16/2062 (h)		3,705	0
10.066% due 10/16/2062 •(l)		15,333	20,566
13.066% due 10/16/2062 •(l)		7,667	12,498
BWAY Mortgage Trust
8.115% due 09/15/2036 •(l)		$7,654	6,543
9.115% due 09/15/2036 •(l)		6,611	5,423
10.115% due 09/15/2036 •(l)		3,000	2,352
BX Commercial Mortgage Trust 7.190% due 01/17/2039 •(l)		10,250	10,224
CALI Mortgage Trust 3.957% due 03/10/2039 (l)		3,235	3,106
CD Mortgage Trust 5.688% due 10/15/2048		198	187
Chase Mortgage Finance Trust 4.619% due 03/25/2037 ~		33	31
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.642% due 01/25/2036 •(l)		2,910	2,150

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

CHL Mortgage Pass-Through Trust
4.972% due 05/25/2035 •(l)		3,949	3,189
5.068% due 09/20/2036 ~		59	53
Citigroup Commercial Mortgage Trust
3.917% due 12/15/2072 ~		8,450	1,791
3.917% due 12/15/2072 ~(l)		6,600	2,099
Citigroup Mortgage Loan Trust, Inc.
4.250% due 02/25/2054 ~(l)		13,555	12,924
4.622% due 11/25/2036 •(l)		3,629	2,881
5.147% due 11/25/2036 ~		438	290
5.805% due 08/25/2035 ~(l)		2,542	2,372
6.000% due 08/25/2035 (l)		3,029	2,556
CLNY Trust
6.613% due 11/15/2038 •(l)		1,600	1,547
7.309% due 11/15/2038 •(l)		10,750	9,976
8.005% due 11/15/2038 •(l)		12,700	10,980
COMM Mortgage Trust
1.397% due 10/10/2048 ~(a)(l)		28,636	1
2.819% due 01/10/2039 (l)		1,500	1,438
5.631% due 06/10/2044 ~(l)		1,184	1,109
10.265% due 12/15/2038 •(l)		5,260	4,563
Countrywide Alternative Loan Trust
4.652% due 07/25/2046 •(l)		642	708
4.692% due 05/25/2047 •(l)		2,291	1,506
4.752% due 12/25/2046 •		156	96
5.030% due 12/20/2035 •		319	99
8.024% due 02/25/2035 ~		181	128
Credit Suisse First Boston Mortgage Securities Corp.
4.981% due 07/15/2037 ~		15	15
4.994% due 12/25/2033 ~		489	455
CSFB Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		453	292
CSMC Mortgage-Backed Trust 6.500% due 07/25/2036		488	99
CSMC Trust
3.737% due 10/27/2036 •(l)		11,681	8,001
3.904% due 11/10/2032 ~		4,900	801
4.457% due 11/27/2037 ~(l)		3,557	3,421
4.657% due 12/27/2036 •		2,044	493
5.665% due 07/15/2038 •(l)		6,010	5,475
5.735% due 01/15/2049 ~		2,500	526
5.735% due 01/15/2049 ~(l)		8,570	5,344
7.744% due 07/15/2032 •(l)		10,000	9,956
7.826% due 06/27/2037 ~(l)		1,115	868
8.794% due 07/15/2032 •(l)		22,329	22,229
9.794% due 07/15/2032 •		7,503	7,333
CSWF Corp. 5.332% due 06/15/2034 •(l)		671	652
CTDL Trust 4.750% due 05/25/2055 ~		894	860
DBGS Mortgage Trust
4.334% due 04/10/2037 ~(l)		21,777	15,945
8.415% due 10/15/2036 •(l)		6,000	4,438
Deutsche Mortgage Securities, Inc. Re-REMICS Trust Certificates 2.243% due 09/28/2036 ~(l)		3,180	2,347
DOLP Trust 3.704% due 05/10/2041 ~(l)		15,950	11,808
DROP Mortgage Trust 7.014% due 10/15/2043 •(l)		5,806	4,973
Eleven Madison Trust Mortgage Trust 3.673% due 09/10/2035 ~(l)		2,575	2,570
Eurosail-U.K. PLC
2.854% due 03/13/2045 •	EUR	250	257
4.405% due 06/13/2045 •(l)	GBP	1,792	2,331
5.455% due 06/13/2045 •(l)		5,421	6,036
7.605% (BP0003M + 3.500%) due 06/13/2045 ~(l)		1,525	1,555
8.105% due 06/13/2045 •(l)		1,781	1,993
Extended Stay America Trust 7.964% due 07/15/2038 •(l)		$18,573	18,616
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Fremont Home Loan Trust 6.372% due 01/25/2034 •(l)		$1,883	1,651
GC Pastor Hipotecario 5 FTA 2.199% due 06/21/2046 •(l)	EUR	2,348	2,555
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		$709	697
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	11,134
GreenPoint Mortgage Funding Trust 4.812% due 10/25/2045 •(l)		$15,976	10,625
GS Mortgage Securities Corp. Trust 7.670% due 12/15/2036 •(l)		8,521	8,186
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~(a)		91,792	2,761
0.000% due 12/25/2060 ~		83	80

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

0.165% due 12/25/2060 ~(a)		79,169	587
3.934% due 12/25/2060 ~(l)		20,531	14,060
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		74,663	753
3.765% due 07/25/2059 ~(l)		6,871	4,726
GSMSC Resecuritization Trust 2.984% due 09/26/2037 ~(l)		38,628	14,931
HarborView Mortgage Loan Trust
4.728% due 12/19/2036 •(l)		2,128	2,023
4.908% due 03/19/2035 •(l)		1,321	1,211
Hilton USA Trust
2.828% due 11/05/2035		1,000	839
5.519% due 11/05/2035		3,000	123
6.155% due 11/05/2035		1,250	26
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (l)		6,685	2,512
Impac CMB Trust
4.552% due 11/25/2035 •		833	752
4.792% due 11/25/2035 •(l)		7,482	6,780
JP Morgan Alternative Loan Trust
4.647% due 12/25/2036 ~(l)		11,955	9,660
4.692% due 03/25/2037 •(l)		1,467	1,218
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		4,311	233
3.500% due 07/15/2047 ~(l)		1,846	150
3.990% due 12/05/2038 ~		8,598	1,223
5.565% due 03/15/2036 •(l)		1,400	1,293
5.765% due 09/15/2029 •		648	633
6.013% due 06/15/2049 ~		14,793	2,737
7.014% due 12/15/2036 •		4,240	21
7.448% due 02/15/2035 •(l)		20,652	19,808
7.905% due 06/15/2038 •(l)		5,000	3,710
7.930% due 11/15/2038 •(l)		12,000	12,026
8.115% due 03/15/2036 •		5,000	1,894
8.448% due 02/15/2035 •(l)		7,734	7,384
8.680% due 11/15/2038 •(l)		2,756	2,764
9.115% due 03/15/2036 •		400	61
10.805% due 11/15/2038 •(l)		21,526	21,659
JP Morgan Mortgage Trust 5.751% due 06/25/2036 ~		6	4
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)(l)		7,347	1,421
KeyCorp Student Loan Trust 0.000% due 01/01/2050 «		400	26,983
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~(l)		22,339	14,153
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	531
Mansard Mortgages PLC 7.688% due 10/15/2048 •(l)		1,913	2,377
MASTR Adjustable Rate Mortgages Trust 4.761% due 04/25/2035 ~		$696	508
Merrill Lynch Mortgage Investors Trust
5.007% due 07/25/2029 •		184	167
5.622% due 07/25/2029 •		12	8
MFT Mortgage Trust 3.593% due 02/10/2042 ~(l)		15,386	10,172
Morgan Stanley Capital I Trust
3.912% due 09/09/2032 (l)		12,000	10,913
5.048% due 08/15/2033 •(l)		6,331	5,230
5.765% due 05/15/2036 •(l)		4,500	596
6.148% due 06/15/2035 •		1,200	145
6.648% due 11/15/2034 •(l)		2,500	2,408
7.598% due 11/15/2034 •(l)		21,060	20,181
8.798% due 11/15/2034 •(l)		6,258	5,977
Morgan Stanley Mortgage Loan Trust 6.297% due 07/25/2034 •		151	151
Morgan Stanley Resecuritization Trust 4.198% due 06/26/2046 ~(l)		9,242	8,363
Morgan Stanley Residential Mortgage Loan Trust
0.325% due 01/25/2070 ~(a)(l)		95,581	475
1.358% due 01/25/2070 ~(a)(l)		95,581	3,620
7.141% due 01/25/2070 ~(l)		3,262	3,153
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		14	13
Mortgage Funding PLC 7.305% due 03/13/2046 •(l)	GBP	1,700	2,296
MRCD Mortgage Trust
2.718% due 12/15/2036 (l)		$11,000	6,023
4.250% due 12/15/2036 ~(l)		5,500	578
4.250% due 12/15/2036		12,000	4,471
MSDB Trust 3.427% due 07/11/2039 ~(l)		3,500	3,356
MSSG Trust 3.865% due 09/13/2039 ~(l)		8,006	6,839

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~(l)		7,000	4,701
8.095% due 03/15/2035 •(l)		3,713	3,709
9.343% due 03/15/2035 •(l)		7,463	7,435
New Residential Mortgage Loan Trust
0.250% due 01/25/2065 ~(a)		268,393	1,889
1.226% due 01/25/2065 ~(a)(l)		268,393	8,052
3.980% due 07/25/2059 ~(l)		12,875	9,721
7.037% due 01/25/2065 ~(l)		10,971	10,386
Nomura Resecuritization Trust
0.326% due 10/26/2036 •(l)		6,931	6,259
3.726% due 07/26/2035 ~		226	203
RALI Trust 6.000% due 01/25/2037		110	88
RBSSP Resecuritization Trust 5.137% due 10/26/2037 •(l)		2,364	1,166
Residential Asset Securitization Trust 5.750% due 03/25/2037		1,793	526
Seasoned Credit Risk Transfer Trust 5.000% due 06/25/2065 ~		4,900	4,105
Seasoned Loans Structured Transaction Trust 8.578% due 04/25/2061 ~(l)		55,399	53,273
Sequoia Mortgage Trust
5.195% due 10/20/2035 •		33	29
5.225% due 07/20/2033 •		25	23
Sequoia Mortgage Trust 11 5.705% due 12/20/2032 •		119	80
SFO Commercial Mortgage Trust 7.164% due 05/15/2038 •(l)		10,000	9,754
SMRT Commercial Mortgage Trust
6.851% due 01/15/2039 •(l)		11,350	11,262
7.501% due 01/15/2039 •(l)		5,442	5,314
Soho Trust 2.786% due 08/10/2038 ~(l)		13,626	10,422
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~(l)		800	607
Starwood Mortgage Trust
7.415% due 04/15/2034 •(l)		7,024	6,974
8.415% due 04/15/2034 •(l)		6,612	6,598
Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)(h)(l)	GBP	5,663	6,161
0.000% due 06/28/2050 (h)		0	782
0.000% due 06/20/2060 (b)(h)(l)		6,241	6,734
0.000% due 06/20/2060 (h)(l)		0	4,027
7.987% due 06/20/2060 •(l)		624	868
8.987% due 06/28/2050 •(l)		274	364
8.987% due 06/20/2060 •(l)		624	886
Structured Adjustable Rate Mortgage Loan Trust
4.802% due 12/25/2034 •(l)		$1,814	1,401
4.922% due 10/25/2035 •(l)		4,014	3,872
Structured Asset Mortgage Investments II Trust 4.692% due 09/25/2047 •(l)		1,402	1,227
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ(l)		4,244	1,729
TDA 27 FTA 2.170% due 12/28/2050 •(l)	EUR	10,980	11,681
TDA 28 FTA 2.148% due 10/28/2050 •(l)		21,901	14,347
Verus Securitization Trust
0.430% due 10/25/2063 ~(a)(l)		$113,085	392
5.096% due 10/25/2063 ~(a)(l)		113,085	9,408
6.000% due 10/25/2063 ~(l)		8,976	8,972
7.782% due 06/25/2069 ~		1,000	1,003
WaMu Mortgage Pass-Through Certificates Trust
4.923% due 05/25/2047 •(l)		488	548
5.172% due 04/25/2045 •(l)		10,508	9,084
5.201% due 08/25/2046 •(l)		6,556	5,170
5.277% due 07/25/2045 •(l)		5,431	4,448
5.398% due 05/25/2035 ~(l)		421	320
Wells Fargo Commercial Mortgage Trust
0.491% due 12/15/2039 ~(a)(l)		355,000	855
3.569% due 12/15/2039 ~(l)		7,935	5,897
5.092% due 12/15/2039 ~(l)		11,535	10,719
Wells Fargo Mortgage-Backed Securities Trust 6.461% due 08/25/2035 ~(l)		860	693
Woolworths Holdings Ltd.
9.250% due 02/01/2027 «		13,020	13,040
9.250% due 10/01/2027 «		25,131	25,173
Worldwide Plaza Trust
3.715% due 11/10/2036 ~		2,465	110

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

3.715% due 11/10/2036 ~(l)	16,000	1,795

Total Non-Agency Mortgage-Backed Securities (Cost $1,309,207)		1,183,000

ASSET-BACKED SECURITIES 24.5%
AUTOMOBILE ABS OTHER 0.2%
Ally Bank Auto Credit-Linked Notes
6.678% due 09/15/2032	395	399
11.395% due 09/15/2032	592	605
Carvana Auto Receivables Trust 0.000% due 09/12/2028 (h)	12	475
Exeter Automobile Receivables Trust 0.000% due 12/15/2033 «(h)	17	968
FHF Trust 7.050% due 01/15/2030	1,000	995
Flagship Credit Auto Trust
0.000% due 12/15/2025 «(h)	33	0
0.000% due 12/15/2027 «(h)	20	900
0.000% due 12/15/2028 «(h)	8	161
SBNA Auto Receivables Trust 8.710% due 06/15/2033	1,600	1,632

		6,135

AUTOMOBILE SEQUENTIAL 0.4%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «	15,909	16,182

CMBS OTHER 0.0%
LNR CDO III Ltd. 4.560% due 02/28/2043 •	2,058	13
N-Star REL CDO VIII Ltd. 4.669% due 02/01/2041 •	581	0

		13

HOME EQUITY OTHER 15.6%
ABFC Trust
5.217% due 07/25/2034 •(l)	65	65
5.247% due 06/25/2035 •(l)	922	876
5.322% due 03/25/2035 •(l)	6,466	5,734
5.442% due 03/25/2035 •	113	87
Accredited Mortgage Loan Trust
4.562% due 02/25/2037 •(l)	5,235	4,575
6.000% due 10/25/2034 þ(l)	1,863	1,664
ACE Securities Corp. Home Equity Loan Trust
4.692% due 04/25/2036 •(l)	7,944	6,247
4.917% due 12/25/2035 •(l)	3,048	2,471
4.977% due 05/25/2035 •(l)	50	50
5.232% due 08/25/2035 •(l)	3,598	3,038
5.262% due 05/25/2035 •(l)	296	238
5.547% due 02/25/2035 •(l)	14,428	11,426
7.197% due 06/25/2034 •(l)	990	855
7.647% due 04/25/2034 •	102	87
9.522% due 04/25/2034 •	33	28
Aegis Asset-Backed Securities Trust
4.992% due 08/25/2035 •	39	38
5.232% due 08/25/2035 •	700	111
5.247% due 06/25/2035 •	800	242
5.972% due 03/25/2035 •(l)	5,100	1,132
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 7.422% due 09/25/2034 •	638	623
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.187% due 09/25/2035 •(l)	389	385
5.217% due 07/25/2035 •	24	24
5.217% due 11/25/2035 •(l)	400	349
5.217% due 01/25/2036 •(l)	1,100	1,029
5.247% due 05/25/2035 •(l)	191	186
5.292% due 09/25/2034 •(l)	456	464
5.292% due 01/25/2036 •(l)	1,100	973
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.962% due 01/25/2036 •(l)	333	358
5.032% due 02/25/2036 •	170	138
5.067% due 10/25/2035 •(l)	38,316	35,444
6.072% due 11/25/2034 •(l)	1,888	1,741
Asset-Backed Securities Corp. Home Equity Loan Trust
4.270% due 11/25/2035 •(l)	700	682
5.277% due 04/25/2035 •	11	12
5.292% due 05/25/2035 •(l)	208	206
5.352% due 04/25/2035 •(l)	200	184
5.847% due 10/25/2034 •	35	36
Bear Stearns Asset-Backed Securities I Trust
4.248% due 09/25/2034 •(l)	4,896	3,824

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

4.538% due 08/25/2035 •(l)	5,228	5,146
4.808% due 04/25/2035 •(l)	328	329
5.201% due 12/25/2035 •(l)	799	785
5.292% due 10/25/2035 •(l)	126	126
5.557% due 12/25/2034 •	393	529
5.997% due 08/25/2034 •	11	11
6.072% due 07/25/2034 •	65	70
Bear Stearns Asset-Backed Securities Trust 5.247% due 08/25/2036 •(l)	3,945	3,614
CDC Mortgage Capital Trust 6.822% due 06/25/2034 •(l)	659	651
CHEC Loan Trust 5.272% due 07/25/2034 •	46	46
CIT Mortgage Loan Trust 6.897% due 10/25/2037 •(l)	29,727	29,508
Citicorp Residential Mortgage Trust
4.414% due 11/25/2036 þ(l)	5,641	5,019
4.416% due 07/25/2036 þ(l)	363	362
Citigroup Mortgage Loan Trust, Inc. 5.247% due 10/25/2035 •(l)	678	476
Countrywide Asset-Backed Certificates
5.262% due 05/25/2035 •	42	41
5.367% due 05/25/2035 •	136	134
Countrywide Asset-Backed Certificates Trust
4.489% due 05/25/2036 •	273	214
4.572% due 06/25/2047 •(l)	26,400	20,481
4.647% due 06/25/2047 •(l)	27,844	24,678
4.902% due 06/25/2036 •(l)	4,312	4,025
4.932% due 06/25/2036 •(l)	2,301	2,197
5.232% due 02/25/2036 •(l)	2,390	2,106
5.382% due 08/25/2035 •(l)	223	221
5.532% due 01/25/2036 •(l)	3,672	3,364
5.772% due 10/25/2047 •(l)	9,916	8,513
6.147% due 10/25/2035 •(l)	12,292	10,371
6.372% due 08/25/2035 •(l)	3,531	2,936
8.772% due 08/25/2033 •	273	398
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ(l)	978	624
Credit-Based Asset Servicing & Securitization LLC
5.322% due 07/25/2036 •(l)	940	1,042
6.283% due 12/25/2036 þ(l)	1,800	1,800
6.767% due 05/25/2035 þ(l)	1,168	907
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(l)	1,059	686
Encore Credit Receivables Trust
5.007% due 07/25/2035 •	79	74
5.247% due 11/25/2035 •(l)	14,040	12,387
5.322% due 07/25/2035 •	232	195
FBR Securitization Trust
5.202% due 09/25/2035 •(l)	1,800	1,623
5.247% due 11/25/2035 •	1,000	579
First NLC Trust 2.595% due 05/25/2035 •(l)	3,388	2,201
Fremont Home Loan Trust
4.752% due 02/25/2036 •(l)	10,798	7,723
4.947% due 01/25/2036 •(l)	1,300	1,089
5.232% due 04/25/2035 •(l)	1,200	1,045
5.337% due 06/25/2035 •	144	142
7.272% due 05/25/2034 •	24	21
GSAMP Trust
4.692% due 05/25/2046 •(l)	28,190	25,029
4.722% due 06/25/2036 •(l)	7,435	6,461
4.932% due 12/25/2035 •(l)	7,014	5,277
4.947% due 12/25/2035 •(l)	20,240	17,532
5.052% due 09/25/2035 •(l)	4,946	4,382
5.622% due 07/25/2045 •(l)	1,284	1,055
6.147% due 03/25/2034 •(l)	2,144	1,810
6.897% due 12/25/2034 •(l)	9,472	7,400
Home Equity Asset Trust 4.752% due 08/25/2036 •(l)	30,284	30,689
Home Equity Mortgage Loan Asset-Backed Trust 4.977% due 03/25/2036 •	302	243
HSI Asset Securitization Corp. Trust 5.082% due 01/25/2036 •(l)	24,675	18,704
JP Morgan Mortgage Acquisition Trust
4.439% due 11/25/2036 þ(l)	2,256	2,978
4.722% due 05/25/2036 •(l)	4,524	4,448
Long Beach Mortgage Loan Trust
5.187% due 08/25/2035 •(l)	1,000	916
5.397% due 04/25/2035 •(l)	1,800	1,762
5.397% due 06/25/2035 •(l)	15,031	14,142
5.422% due 09/25/2034 •	182	185
6.147% due 04/25/2035 •(l)	4,361	3,512
6.222% due 09/25/2034 •	64	68
8.772% due 10/25/2034 •(l)	1,050	930

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

MASTR Asset-Backed Securities Trust
4.887% due 01/25/2036 •(l)	9,075	8,211
5.172% due 10/25/2035 •(l)	400	371
5.247% due 05/25/2035 •	33	36
5.277% due 03/25/2035 •	359	360
5.292% due 03/25/2035 •	208	167
5.322% due 05/25/2035 •(l)	400	399
5.352% due 03/25/2035 •	479	442
10.122% due 12/25/2032 •	444	342
Merrill Lynch Mortgage Investors Trust
5.142% due 05/25/2036 •(l)	4,461	3,820
5.217% due 02/25/2036 •	154	155
5.307% due 02/25/2036 •	80	77
5.397% due 08/25/2036 •(l)	3,912	4,739
6.117% due 01/25/2035 •	48	47
6.417% due 04/25/2035 •(l)	636	606
7.197% due 01/25/2035 •	272	241
Morgan Stanley ABS Capital I, Inc. Trust
4.342% due 10/25/2036 •	195	102
4.977% due 11/25/2035 •(l)	5,825	5,074
5.307% due 03/25/2035 •(l)	253	229
5.337% due 03/25/2035 •(l)	8,770	7,475
5.367% due 01/25/2035 •(l)	261	228
5.997% due 07/25/2034 •	18	23
6.072% due 07/25/2034 •	15	14
6.072% due 06/25/2035 •(l)	6,146	4,931
9.522% due 07/25/2034 •	550	534
9.897% due 09/25/2033 •(l)	1,543	1,534
Morgan Stanley Capital I, Inc. Trust 4.827% due 01/25/2036 •(l)	3,698	3,091
Morgan Stanley Home Equity Loan Trust 5.337% due 05/25/2035 •(l)	5,603	5,359
New Century Home Equity Loan Trust
4.917% due 12/25/2035 •(l)	314	303
4.947% due 12/25/2035 •(l)	573	503
5.052% due 03/25/2035 •(l)	148	148
5.217% due 06/25/2035 •(l)	95	101
5.247% due 06/25/2035 •(l)	291	288
5.292% due 06/25/2035 •(l)	366	365
5.397% due 03/25/2035 •(l)	222	220
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.887% due 11/25/2035 •(l)	10,832	7,947
5.187% due 05/25/2035 •(l)	540	425
5.352% due 09/25/2035 •(l)	3,000	2,644
NovaStar Mortgage Funding Trust 5.157% due 01/25/2036 •(l)	4,500	3,899
Option One Mortgage Loan Trust Asset-Backed Certificates 5.172% due 11/25/2035 •(l)	6,218	5,392
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.992% due 05/25/2035 •(l)	33	33
5.187% due 09/25/2035 •(l)	19,053	14,747
5.247% due 07/25/2035 •(l)	400	345
5.742% due 01/25/2035 •(l)	1,730	1,454
6.372% due 12/25/2034 •(l)	17,348	14,381
People's Choice Home Loan Securities Trust 5.247% due 05/25/2035 •(l)	200	137
Popular ABS Mortgage Pass-Through Trust 4.737% due 11/25/2036 •(l)	9,026	7,982
Residential Asset Mortgage Products Trust 4.812% due 03/25/2036 •(l)	14,976	12,330
Residential Asset Securities Corporation Trust 5.217% due 12/25/2035 •(l)	477	366
Saxon Asset Securities Trust 5.072% due 09/25/2047 •(l)	10,946	8,627
SG Mortgage Securities Trust 4.632% due 02/25/2036 •(l)	4,252	2,092
Soundview Home Equity Loan Trust 6.072% due 03/25/2030 •	18	15
Soundview Home Loan Trust
4.647% due 10/25/2036 •(l)	25,458	24,375
4.737% due 06/25/2036 •(l)	10,075	9,117
5.202% due 11/25/2035 •(l)	1	1
5.247% due 11/25/2035 •(l)	441	437
Structured Asset Investment Loan Trust
4.772% due 06/25/2036 •(l)	15,000	6,412
5.022% due 10/25/2035 •(l)	21,265	17,831
5.247% due 06/25/2035 •(l)	8,068	7,211
Structured Asset Securities Corp. 5.472% due 02/25/2035 •	414	424
Structured Asset Securities Corp. Mortgage Loan Trust 4.617% due 02/25/2037 •(l)	17,037	14,307
Terwin Mortgage Trust
4.182% due 07/25/2036 þ(l)	435	326
4.812% due 07/25/2037 •(l)	11,230	10,602

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 6.822% due 11/25/2035 •		250	244

			616,272

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 6.072% due 08/25/2037 •		2	2

MANUFACTURING HOUSE ABS OTHER 0.1%
Conseco Finance Securitizations Corp. 7.150% due 05/01/2033 ~		1,622	1,682
GreenPoint Manufactured Housing 9.230% due 12/15/2029 ~		86	87

			1,769

MANUFACTURING HOUSE SEQUENTIAL 0.1%
BCMSC Trust 7.850% due 12/15/2029 ~		4,066	288
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~(l)		15,419	2,593
8.850% due 12/01/2030 ~(l)		19,044	2,289

			5,170

WHOLE LOAN COLLATERAL 0.4%
Citigroup Mortgage Loan Trust, Inc. 6.030% due 11/25/2034 þ(l)		4,115	3,631
First Franklin Mortgage Loan Trust 5.322% due 03/25/2035 •(l)		566	536
GSAMP Trust 5.997% due 08/25/2034 •		468	459
Lehman XS Trust 5.022% due 08/25/2035 •(l)		7,876	7,764
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.322% due 04/25/2035 •(l)		117	117
PRET LLC 7.844% due 07/25/2051 þ		1,042	1,043
Securitized Asset-Backed Receivables LLC Trust
5.247% due 12/25/2034 •(l)		1,562	1,352
5.247% due 04/25/2035 •(l)		1,138	1,039

			15,941

OTHER ABS 7.7%
ABSLT DE LLC 12.635% due 05/20/2033 «~		31,400	31,912
Acacia CDO 5 Ltd. 8.350% due 11/08/2039 •(l)		27,882	6,154
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(l)		3,651	3,505
Avoca CLO XIII DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,306
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~		$29,803	3
Belle Haven ABS CDO Ltd. 7.750% due 07/05/2046 •		96,561	222
C-BASS CBO XIII Ltd. 7.770% due 03/17/2040 •		51,642	585
C-BASS CBO XVI Corp. 7.750% due 09/06/2041 •		21,238	108
C-BASS CBO XVIII Ltd.
4.771% due 03/13/2047 •		54,782	5
5.538% due 03/13/2047		31,297	2
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	419
Cedar Funding IX CLO Ltd. 0.000% due 07/20/2037 ~(l)		12,000	4,385
College Avenue Student Loans Trust
0.000% due 06/25/2054 «(h)(l)		22	11,835
6.610% due 06/25/2054 (l)		2,770	2,875
8.660% due 06/25/2054 (l)		3,989	4,262
Consumer Loan Underlying Bond Certificate Issuer Trust I 0.000% due 02/15/2045 ~		7	7
Coronado CDO Ltd.
5.922% due 09/04/2038 •(l)		1,637	476
6.000% due 09/04/2038 (l)		234	77
Deutsche Bank AG 0.000% due 01/21/2035 «•		10,100	10,100
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (h)(l)		1,505	1,047
Eaton Vance CLO Ltd. 0.000% due 01/15/2034 ~(l)		38,315	14,812

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

ECAF I Ltd. 3.473% due 06/15/2040 (l)		1,746	1,515
FREED ABS Trust 0.000% due 09/20/2027 «(h)		5	1
GreenSky Home Improvement Issuer Trust 8.750% due 10/27/2059		500	519
Harvest CLO XV DAC 0.000% due 05/22/2029 ~	EUR	2,000	103
Hout Bay Corp.
4.716% due 07/05/2041 •		$13,905	2,264
4.916% due 07/05/2041 •		8,111	9
5.046% due 07/05/2041 ^•(e)		3,290	0
KeyCorp Student Loan Trust 0.000% due 01/01/2050 «		200	10,155
Knollwood CDO Ltd. 7.950% due 01/10/2039 •(l)		8,051	2,768
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (l)		3,972	3,873
Lakeside CDO II Ltd./Lakeside CDO II, Inc.
5.301% due 01/03/2040 •(l)		14,637	3,542
5.301% due 01/04/2040 •(l)		19,449	4,706
LendingPoint Asset Securitization Trust 5.990% due 10/15/2029		506	503
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		2,300	265
0.000% due 04/15/2028 «(h)		2,900	415
Man GLG Euro CLO I DAC 0.000% due 10/15/2030 ~	EUR	1,431	2
Margate Funding Ltd.
7.830% due 12/04/2044 •(l)		$30,325	5,519
8.100% due 12/04/2044 ^•(e)		29,618	0
Marlette Funding Trust
0.000% due 04/16/2029 «(h)		17	0
0.000% due 07/16/2029 «(h)		4	0
0.000% due 03/15/2030 «(h)		11	17
Mercury CDO Ltd. 5.378% due 12/08/2040 •(l)		5,525	4,971
MKP CBO IV Ltd. 8.000% due 07/12/2040 •(l)		43,784	12,290
National Collegiate II Commutation Trust 3.748% due 06/01/2045		22,875	797
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		700	383
5.617% due 04/15/2032 «		779	781
5.823% due 04/15/2032 «		450	451
6.261% due 04/15/2032 «		470	471
10.273% due 04/15/2032 «		580	567
Palisades CDO Ltd.
5.650% due 07/22/2039 (l)		1,952	487
8.450% due 07/22/2039 •(l)		20,889	7,894
Putnam Structured Product Funding Ltd. 5.665% due 10/15/2038 •(l)		2,410	1,289
Rockford Tower CLO Ltd.
0.000% due 01/20/2032 «		8,300	92
0.000% due 01/20/2036 «~		8,300	5,399
RR 7 Ltd. 0.000% due 01/15/2120 ~(l)		5,000	1,985
Sierra Madre Funding Ltd.
4.718% due 09/07/2039 •(l)		8,285	4,643
4.978% due 09/07/2039 •(l)		16,000	4,919
5.218% due 09/07/2039 •		10,400	2,774
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)		15	389
0.000% due 09/18/2046 «(h)		10	2,353
0.000% due 10/15/2048 «(h)		15	3,564
0.000% due 09/15/2054 «(h)(l)		14,912	17,445
0.000% due 02/16/2055 «(h)		8	8,297
Solstice ABS CBO Ltd. 9.050% due 03/15/2039 •(l)		8,662	2,197
South Coast Funding V Ltd.
5.566% due 08/06/2039 •(l)		24,341	7,665
7.766% due 08/06/2039 ^•(e)		40,756	4
Start II Ltd. 4.089% due 03/15/2044 (l)		1,514	1,505
Summer Street Ltd. 4.643% due 12/06/2045 •		45,954	10,154
Upstart Securitization Trust 7.410% due 09/20/2035		18,950	18,898
Woolworths Holdings Ltd.
9.000% due 08/01/2027 «		33,621	33,685
9.150% due 04/01/2027 «		17,988	18,021
9.500% due 01/01/2026 «		295	295

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

9.500% due 08/01/2027 «		1,282	1,283

			306,221

Total Asset-Backed Securities (Cost $1,172,564)			967,705

SOVEREIGN ISSUES 2.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ(l)		776	398
4.125% due 07/09/2035 þ(l)		1,209	569
Argentina Republic Government International Bonds 1.000% due 07/09/2029 (l)		759	551
Dominican Republic International Bonds 10.500% due 03/15/2037 (l)	DOP	1,878,400	32,353
El Salvador Government International Bonds 9.250% due 04/17/2030 (l)		$7,800	8,531
Ghana Government International Bonds
0.000% due 07/03/2026 (h)		42	40
0.000% due 01/03/2030 (h)		124	107
5.000% due 07/03/2029 þ		629	614
5.000% due 07/03/2035 þ		905	765
Romania Government International Bonds 6.250% due 09/10/2034	EUR	5,600	6,785
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$800	0
5.625% due 04/04/2042		6,200	4,340
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~(l)	TRY	778,100	18,247
42.493% (BISTREFI) due 05/20/2026 ~		1,100	27
42.493% (BISTREFI) due 08/19/2026 ~		900	22
42.493% (BISTREFI) due 05/17/2028 ~(l)		155,800	3,687
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$246	130
0.000% due 02/01/2034 þ(i)		921	383
0.000% due 02/01/2035 þ(i)		778	379
0.000% due 02/01/2036 þ(i)		648	315
4.500% due 02/01/2034 þ		1,329	746
4.500% due 02/01/2035 þ		1,606	887
4.500% due 02/01/2036 þ		1,575	859
Venezuela Government International Bonds 9.250% due 09/15/2027 ^(e)		65	16

Total Sovereign Issues (Cost $79,310)			80,751

		SHARES
COMMON STOCKS 1.1%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	1,147
iHeartMedia, Inc. Class A (f)		171,118	491
iHeartMedia, Inc. Class B «(f)		132,822	335
Promotora de Informaciones SA Class A (f)		2,330,820	1,007
SES SA «(f)		670,263	7,977
Uniti Group, Inc. (f)		243,237	1,488

			12,445

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0
West Marine «(f)(k)		3,579	23

			23

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(f)(k)		233,504,654	0

FINANCIALS 0.8%
Banca Monte dei Paschi di Siena SpA		3,581,000	31,700
Corestate Capital Holding SA «(f)(k)		632,951	0
Intelsat SA «(f)(k)		670,263	0
UBS Group AG		5,143	210
XBP Global Holdings, Inc. (f)		774	1

			31,911

INDUSTRIALS 0.0%
Mcdermott International Ltd. (f)		461	9
Westmoreland Mining Holdings «(f)(k)		89,637	34

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Westmoreland Mining LLC «(f)(k)	284,189	320

		363

Total Common Stocks (Cost $42,971)		44,742

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028 «	6,096	0

FINANCIALS 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059 «	319,065	1,791

Total Warrants (Cost $1,944)		1,791

PREFERRED SECURITIES 2.8%
BANKING & FINANCE 0.3%
ADLER Group SA «	7,118,576	0
Windstream Holdings II LLC 11.000% «(f)	10,449	10,448

		10,448

INDUSTRIALS 2.5%
Atlas Re Ltd. «	273	29,027
Clover Holdings, Inc. 0.000% «(k)	52,324	1,029
SVB Financial Trust 11.000% due 11/07/2032	47,859	26,083
Syniverse Holdings, Inc. 12.500% «(k)	45,092,021	43,964

		100,103

Total Preferred Securities (Cost $105,324)		110,551

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
U.S. TREASURY BILLS 0.6%
4.174% due 10/21/2025 - 01/27/2026 (g)(h)(n)(p)	25,248	25,119

Total Short-Term Instruments (Cost $25,116)		25,119

Total Investments in Securities (Cost $5,630,780)		5,114,531

	SHARES
INVESTMENTS IN AFFILIATES 17.1%
COMMON STOCKS 5.4%
AFFILIATED INVESTMENTS 5.4%
AmSurg Corp. «(k)	2,562,021	115,667
Incora New Equity(k)	1,270,491	50,996
Market Garden «(k)	35,279,077	35,919
OI SA	22,097,247	2,200
Unity Bancorp, Inc.	1,637,865	9,207

		213,989

Total Common Stocks (Cost $214,039)		213,989

SHORT-TERM INSTRUMENTS 11.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%
PIMCO Short-Term Floating NAV Portfolio III	47,577,970	463,362

Total Short-Term Instruments (Cost $463,244)		463,362

Total Investments in Affiliates (Cost $677,283)		677,351

Total Investments 146.4% (Cost $6,308,063)		$5,791,882
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $54,497)		(5,679)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Other Assets and Liabilities, net (46.3)%	(1,831,258)

Net Assets 100.0%	$3,954,945

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$107,054	$115,667	2.93%
Clover Holdings, Inc.	12/09/2024	785	1,029	0.03
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Incora New Equity	01/31/2025	61,714	50,996	1.29
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 08/01/2025	28,086	45,439	1.15
Intelsat SA	06/19/2017 - 08/29/2025	19,465	0	0.00
M BB Grove LLC 0.000% due 04/07/2027	09/18/2024 - 09/07/2025	56,202	56,322	1.42
Market Garden	03/13/2024	35,279	35,919	0.91
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc. 12.500%	05/12/2022 - 05/30/2025	44,469	43,964	1.11
Ubisoft Entertainment SA 3.561% due 12/22/2025	03/11/2025	9,698	10,454	0.26
West Marine	09/12/2023	52	23	0.00
Westmoreland Mining Holdings	04/09/2018 - 06/30/2023	726	34	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,182	320	0.01

$364,712	$360,167	9.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BCY	4.400%	10/01/2025	TBD(2)	$(8,145)	$(8,145)
BNY	5.260	07/24/2025	01/23/2026	(41,506)	(41,934)
5.260	08/01/2025	02/02/2026	(3,205)	(3,234)
5.260	08/27/2025	02/27/2026	(51,822)	(52,098)
5.260	09/16/2025	03/16/2026	(4,608)	(4,618)
BOS	5.160	09/24/2025	01/23/2026	(337)	(338)
5.260	09/24/2025	01/23/2026	(2,607)	(2,609)
5.360	09/25/2025	01/23/2026	(3,471)	(3,474)
BPS	4.380	09/19/2025	TBD(2)	(3,420)	(3,425)
4.480	09/19/2025	TBD(2)	(10,392)	(10,408)
4.600	09/23/2025	TBD(2)	(2,772)	(2,774)
4.630	09/12/2025	12/12/2025	(8,791)	(8,812)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

	4.650	09/08/2025	12/08/2025		(3,619)	(3,629)
	4.660	08/25/2025	10/24/2025		(6,062)	(6,091)
	4.660	09/12/2025	12/12/2025		(681)	(683)
	4.870	07/14/2025	10/14/2025		(3,962)	(4,004)
	4.910	08/13/2025	02/11/2026		(10,750)	(10,824)
	5.360	08/13/2025	02/11/2026		(2,904)	(2,926)
	5.370	07/25/2025	01/22/2026		(14,210)	(14,357)
	5.390	07/25/2025	01/22/2026		(91,433)	(92,384)
	5.390	08/13/2025	02/11/2026		(34,364)	(34,624)
BRC	1.500	09/29/2025	TBD(2)	EUR	(1,398)	(1,642)
	2.150	09/29/2025	TBD(2)		(427)	(502)
	3.500	09/15/2025	TBD(2)	GBP	(735)	(991)
	4.080	09/19/2025	TBD(2)		$(4,944)	(4,951)
	4.124	10/01/2025	01/05/2026		(6,679)	(6,679)
	4.300	09/19/2025	TBD(2)		(3,901)	(3,906)
	4.400	09/19/2025	TBD(2)		(747)	(748)
	4.400	09/26/2025	TBD(2)		(9,085)	(9,090)
	4.450	09/19/2025	TBD(2)		(484)	(485)
	4.600	09/19/2025	TBD(2)		(19,745)	(19,775)
	4.700	09/19/2025	10/02/2025		(7,205)	(7,217)
	4.730	09/17/2025	12/17/2025		(9,282)	(9,299)
	4.790	07/07/2025	10/06/2025		(5,588)	(5,652)
	4.983	10/01/2025	02/02/2026		(17,574)	(17,575)
	5.113	09/26/2025	12/29/2025	GBP	(13,340)	(17,954)
	5.160	09/02/2025	01/06/2026		$(995)	(999)
	5.170	09/10/2025	12/10/2025		(3,933)	(3,945)
	5.220	09/10/2025	12/10/2025		(10,665)	(10,698)
	5.230	10/01/2025	12/30/2025		(2,355)	(2,355)
	5.260	04/04/2025	10/01/2025		(15,589)	(15,999)
	5.260	08/29/2025	10/01/2025		(4,860)	(4,884)
	5.310	08/29/2025	10/01/2025		(2,300)	(2,311)
	5.330	08/04/2025	02/04/2026		(1,774)	(1,789)
	5.330	10/01/2025	12/30/2025		(30,222)	(30,222)
	5.360	04/04/2025	10/01/2025		(1,259)	(1,293)
	5.360	07/18/2025	11/17/2025		(29,740)	(30,082)
	5.360	08/12/2025	12/10/2025		(7,350)	(7,406)
	5.360	08/29/2025	10/01/2025		(25,207)	(25,335)
	5.360	09/02/2025	01/06/2026		(637)	(640)
	5.360	09/25/2025	01/26/2026		(46,828)	(46,869)
	5.390	08/08/2025	11/06/2025		(2,639)	(2,660)
	5.400	08/27/2025	12/01/2025		(3,716)	(3,736)
	5.410	07/18/2025	11/17/2025		(7,416)	(7,502)
	5.450	07/01/2025	10/01/2025		(7,398)	(7,501)
	5.470	09/17/2025	11/17/2025	GBP	(26,309)	(35,457)
	5.490	08/05/2025	11/05/2025		$(7,192)	(7,255)
BYR	4.610	09/03/2025	11/03/2025		(8,658)	(8,690)
	4.660	07/10/2025	10/10/2025		(6,625)	(6,699)
	4.710	09/08/2025	01/08/2026		(9,601)	(9,632)
	4.710	09/30/2025	10/01/2025		(3,340)	(3,341)
	4.710	10/01/2025	01/08/2026		(2,528)	(2,528)
CDC	4.660	09/11/2025	01/09/2026		(2,565)	(2,571)
	4.660	09/18/2025	01/16/2026		(16,627)	(16,656)
	4.660	09/22/2025	01/20/2026		(5,674)	(5,680)
	4.680	08/28/2025	12/01/2025		(1,669)	(1,676)
	4.790	07/28/2025	10/28/2025		(910)	(918)
	5.160	09/11/2025	01/09/2026		(501)	(503)
DBL	1.850	09/03/2025	TBD(2)	EUR	(806)	(947)
	2.664	09/01/2025	02/27/2026		(3,976)	(4,679)
	4.400	09/19/2025	TBD(2)		$(8,441)	(8,453)
	4.450	09/19/2025	TBD(2)		(24,162)	(24,197)
	4.460	09/25/2025	TBD(2)	GBP	(6,461)	(8,696)
	4.570	09/30/2025	12/11/2025		$(10,244)	(10,246)
	4.710	09/19/2025	10/17/2025		(27,572)	(27,616)
	4.740	09/16/2025	11/14/2025		(2,590)	(2,596)
	4.840	09/16/2025	11/14/2025		(3,451)	(3,458)
	4.890	09/16/2025	11/14/2025		(6,230)	(6,242)
	4.902	08/29/2025	10/31/2025		(1,416)	(1,422)
	4.903	08/29/2025	12/29/2025	GBP	(1,030)	(1,391)
	4.940	09/16/2025	11/14/2025		$(6,766)	(6,780)
	4.952	08/29/2025	10/31/2025		(5,091)	(5,114)
	4.990	09/16/2025	11/14/2025		(1,309)	(1,312)
	5.052	08/29/2025	10/31/2025		(13,989)	(14,054)
	5.102	08/29/2025	10/31/2025		(8,910)	(8,952)
	5.152	08/29/2025	10/31/2025		(3,845)	(3,863)
	5.202	08/29/2025	10/31/2025		(9,100)	(9,143)
	5.252	08/29/2025	10/31/2025		(1,444)	(1,451)
	5.340	09/16/2025	11/14/2025		(5,419)	(5,431)
	5.352	08/29/2025	10/31/2025		(8,427)	(8,468)
	5.452	08/29/2025	10/31/2025		(6,089)	(6,119)
	5.502	08/29/2025	10/31/2025		(2,172)	(2,183)
	5.552	08/29/2025	10/31/2025		(2,062)	(2,072)
	5.602	08/29/2025	10/31/2025		(796)	(800)
	5.652	08/29/2025	10/31/2025		(3,962)	(3,982)
	5.702	08/29/2025	10/31/2025		(11,183)	(11,242)
	5.727	08/29/2025	10/31/2025		(12,171)	(12,235)
	5.752	08/29/2025	10/31/2025		(6,633)	(6,668)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

	5.777	08/29/2025	10/31/2025		(4,545)	(4,569)
	5.802	08/29/2025	10/31/2025		(16,703)	(16,792)
	5.852	08/29/2025	10/31/2025		(10,929)	(10,988)
	5.877	08/29/2025	10/31/2025		(8,180)	(8,224)
	5.882	08/29/2025	10/31/2025		(4,388)	(4,412)
	5.952	08/29/2025	10/31/2025		(6,440)	(6,475)
	5.977	08/29/2025	10/31/2025		(997)	(1,003)
	6.002	08/29/2025	10/31/2025		(1,760)	(1,770)
DEU	4.570	09/11/2025	12/11/2025		(1,872)	(1,877)
	4.570	09/25/2025	12/11/2025		(7,954)	(7,960)
	4.570	10/01/2025	12/11/2025		(7,481)	(7,481)
	4.920	07/14/2025	10/14/2025		(19,119)	(19,325)
GLM	5.427	06/04/2025	03/04/2026		(6,418)	(6,533)
	5.477	06/04/2025	03/04/2026		(5,598)	(5,699)
GSC	4.000	09/25/2025	TBD(2)	GBP	(9,144)	(12,306)
IND	4.430	09/17/2025	12/17/2025		(5,241)	(5,250)
	4.430	09/30/2025	12/17/2025		(219)	(219)
	4.710	09/23/2025	12/23/2025		(3,770)	(3,774)
	5.000	07/28/2025	10/28/2025		(2,842)	(2,867)
	5.020	07/28/2025	10/28/2025		(2,749)	(2,774)
JML	1.500	08/12/2025	TBD(2)	EUR	(1,089)	(1,281)
	1.500	09/15/2025	TBD(2)		(1,297)	(1,524)
	4.800	09/19/2025	10/31/2025		$(11,419)	(11,437)
	4.972	09/26/2025	12/29/2025	GBP	(992)	(1,335)
	4.974	09/29/2025	11/28/2025		(1,053)	(1,417)
MEI	2.620	09/17/2025	01/16/2026	EUR	(8,513)	(10,005)
	4.570	09/26/2025	12/29/2025	GBP	(1,360)	(1,830)
	4.710	09/26/2025	01/26/2026		(479)	(645)
	5.260	09/26/2025	01/26/2026		(4,757)	(6,402)
	5.460	09/26/2025	01/26/2026		(998)	(1,344)
MSB	2.563	09/26/2025	11/26/2025	EUR	(4,638)	(5,447)
	4.718	07/21/2025	01/19/2026	GBP	(11,166)	(15,157)
	4.781	09/26/2025	03/24/2026		(5,600)	(7,536)
	4.802	09/26/2025	12/29/2025		(3,380)	(4,548)
	5.160	09/30/2025	03/30/2026		$(2,520)	(2,520)
	5.210	07/10/2025	01/09/2026		(2,373)	(2,402)
	5.210	08/19/2025	02/19/2026		(1,709)	(1,720)
	5.260	07/10/2025	01/09/2026		(1,164)	(1,179)
	5.260	08/05/2025	02/02/2026		(2,169)	(2,188)
	5.260	09/30/2025	03/30/2026		(5,476)	(5,477)
	5.310	08/05/2025	02/02/2026		(8,259)	(8,331)
	5.310	09/30/2025	03/30/2026		(25,334)	(25,338)
	5.360	08/05/2025	02/02/2026		(2,094)	(2,112)
	5.410	09/30/2025	03/30/2026		(8,621)	(8,623)
MSC	5.310	09/30/2025	03/30/2026		(6,321)	(6,322)
MYI	1.750	06/11/2025	TBD(2)	EUR	(416)	(491)
	1.750	08/20/2025	TBD(2)		(11,075)	(13,029)
MZF	5.280	09/11/2025	03/13/2026		$(122,885)	(123,262)
	5.480	09/11/2025	03/13/2026		(14,416)	(14,462)
NOM	4.430	09/19/2025	TBD(2)		(427)	(427)
RCE	2.846	07/30/2025	01/29/2026	EUR	(6,797)	(8,020)
RCY	4.810	07/07/2025	10/06/2025		$(315)	(318)
RTA	5.130	09/18/2025	03/18/2026		(9,538)	(9,556)
	5.140	09/10/2025	01/09/2026		(205)	(206)
	5.160	08/04/2025	02/06/2026		(1,492)	(1,505)
	5.160	08/12/2025	02/12/2026		(1,928)	(1,943)
	5.160	08/22/2025	02/23/2026		(4,659)	(4,687)
	5.160	09/04/2025	03/04/2026		(4,169)	(4,186)
	5.160	09/18/2025	03/18/2026		(3,926)	(3,934)
	5.210	07/30/2025	01/28/2026		(4,272)	(4,313)
	5.210	08/04/2025	02/06/2026		(14,600)	(14,727)
	5.210	09/04/2025	03/04/2026		(738)	(741)
	5.210	09/08/2025	12/08/2025		(15,247)	(15,301)
	5.210	09/15/2025	01/15/2026		(12,569)	(12,600)
	5.240	09/10/2025	01/09/2026		(105)	(105)
	5.260	05/01/2025	10/31/2025		(864)	(885)
	5.260	07/30/2025	01/28/2026		(1,946)	(1,965)
	5.260	08/04/2025	02/06/2026		(7,809)	(7,878)
	5.270	09/10/2025	01/09/2026		(1,087)	(1,091)
	5.280	08/12/2025	02/12/2026		(957)	(964)
	5.280	09/30/2025	10/02/2025		(5,854)	(5,855)
	5.300	08/12/2025	02/12/2026		(2,492)	(2,511)
	5.310	07/30/2025	01/28/2026		(1,693)	(1,709)
	5.310	08/12/2025	02/12/2026		(1,119)	(1,127)
	5.310	09/10/2025	01/09/2026		(2,846)	(2,855)
	5.340	08/12/2025	02/12/2026		(6,277)	(6,325)
	5.360	08/12/2025	02/12/2026		(10,239)	(10,317)
	5.360	09/10/2025	01/09/2026		(7,470)	(7,494)
	5.370	09/10/2025	01/09/2026		(6,166)	(6,187)
	5.380	09/10/2025	01/09/2026		(859)	(862)
	5.390	09/10/2025	01/09/2026		(268)	(269)
	5.410	05/01/2025	10/31/2025		(13,971)	(14,301)
	5.410	08/12/2025	02/12/2026		(1,675)	(1,688)
	5.440	08/12/2025	02/12/2026		(12,839)	(12,939)
	5.480	09/10/2025	01/09/2026		(449)	(450)
SBI	5.425	07/28/2025	01/26/2026		(512)	(517)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

5.475	07/28/2025	01/26/2026	(5,207)	(5,259)
SOG	4.346	09/19/2025	12/19/2025	GBP	(1,565)	(2,108)
4.370	09/19/2025	TBD(2)	$(8,321)	(8,333)
4.380	09/19/2025	TBD(2)	(8,066)	(8,078)
4.420	09/19/2025	TBD(2)	(2,043)	(2,046)
4.470	09/19/2025	TBD(2)	(3,816)	(3,822)
4.560	09/24/2025	10/01/2025	(7,169)	(7,175)
4.560	09/24/2025	12/24/2025	(2,069)	(2,071)
4.860	07/08/2025	10/08/2025	(6,866)	(6,945)
4.880	07/21/2025	10/21/2025	(2,466)	(2,490)
5.110	07/31/2025	01/30/2026	(6,412)	(6,471)
5.160	09/22/2025	03/18/2026	(5,391)	(5,398)
5.210	07/31/2025	01/30/2026	(29,051)	(29,322)
5.260	06/13/2025	12/12/2025	(13,867)	(14,096)
5.260	08/01/2025	01/30/2026	(2,406)	(2,429)
5.260	08/19/2025	02/19/2026	(7,565)	(7,614)
5.310	08/01/2025	01/30/2026	(6,978)	(7,042)
UBS	2.180	06/11/2025	TBD(2)	EUR	(8,736)	(10,326)
2.536	09/03/2025	10/01/2025	(2,228)	(2,621)
2.809	09/03/2025	12/02/2025	(1,986)	(2,337)
4.510	09/22/2025	10/22/2025	$(2,298)	(2,300)
4.510	09/29/2025	10/22/2025	(1,412)	(1,412)
4.650	08/25/2025	10/24/2025	(13,246)	(13,309)
4.700	08/25/2025	10/24/2025	(4,244)	(4,264)
4.780	07/03/2025	10/03/2025	(12,847)	(13,000)
4.780	09/30/2025	10/08/2025	(1,197)	(1,197)
4.980	09/30/2025	01/05/2026	(834)	(834)
5.040	08/05/2025	11/05/2025	(5,942)	(5,990)
5.090	04/16/2025	10/16/2025	(6,255)	(6,404)
5.210	09/03/2025	12/03/2025	(21,939)	(22,028)
5.260	05/19/2025	11/19/2025	(855)	(872)
5.310	05/19/2025	11/19/2025	(7,444)	(7,592)
5.320	04/29/2025	10/27/2025	(2,146)	(2,195)
5.320	07/23/2025	10/23/2025	(2,696)	(2,724)
5.330	08/08/2025	11/10/2025	(257)	(259)
5.340	04/16/2025	10/16/2025	(4,738)	(4,856)
5.350	07/03/2025	10/03/2025	(12,402)	(12,567)
5.360	04/04/2025	10/03/2025	(9,111)	(9,356)
5.380	08/08/2025	11/10/2025	(4,757)	(4,795)
5.400	07/03/2025	10/03/2025	(8,988)	(9,109)
5.420	07/23/2025	10/23/2025	(28,833)	(29,137)
5.460	05/19/2025	11/19/2025	(8,339)	(8,510)
5.460	09/29/2025	11/19/2025	(3,892)	(3,893)
5.470	07/23/2025	10/23/2025	(3,178)	(3,212)

Total Reverse Repurchase Agreements	$(1,829,719)

(l)	Securities with an aggregate market value of $2,355,923 and cash of $4,044 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(557,976) at a weighted average interest rate of 5.208%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	68	$(16,374)	$60	$0	$(5)
3-Month SOFR Active Contract March Futures	06/2026	64	(15,441)	24	0	(5)
3-Month SOFR Active Contract September Futures	12/2025	53	(12,714)	91	0	(1)

Total Futures Contracts	$175	$0	$(11)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	73,600	$(357)	$(68)	$(425)	$101	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	9,000	874	1,471	2,345	0	(16)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		4,600	512	348	860	0	(9)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		18,100	1,978	12,694	14,672	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$10,300	5	203	208	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.400	Annual	09/16/2026		305,600	351	1,800	2,151	69	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		11,500	(373)	(16)	(389)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	09/15/2027		236,100	367	3,192	3,559	96	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		2,500	20	(67)	(47)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	03/21/2028		340,000	377	5,025	5,402	198	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		58,100	(1,904)	134	(1,770)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		93,400	(21)	6,002	5,981	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		56,100	622	(223)	399	38	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/15/2029		24,000	94	364	458	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		59,000	3,100	(3,988)	(888)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		89,300	(1,675)	588	(1,087)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/21/2030		233,100	71	4,413	4,484	126	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		665,600	(6,576)	728	(5,848)	297	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/16/2031		48,200	211	821	1,032	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		84,400	10,215	(487)	9,728	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		44,600	316	(830)	(514)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,250	(11)	23	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	09/20/2050		24,300	45	11,971	12,016	57	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		74,500	13,419	22,589	36,008	183	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		117,100	20,294	23,511	43,805	292	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,000	10,116	6,302	16,418	115	0
Receive	1-Year BRL-CDI	11.115	Maturity	01/04/2027	BRL	290,000	0	2,411	2,411	10	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		3,200	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,600	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,600	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		800	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,600	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		8,500	0	(68)	(68)	0	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		269,000	0	(1,873)	(1,873)	0	(8)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	472	553	0	(5)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		900	(1)	111	110	0	(1)
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		37,900	135	(21)	114	64	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	2,195	2,439	0	(20)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	7,010	6,911	0	(64)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,800	1,455	7,549	9,004	0	(80)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		52,500	316	6,509	6,825	0	(45)
Receive	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		2,500	329	443	772	0	(15)

Total Swap Agreements							$54,530	$121,117	$175,647	$1,759	$(455)

(n)

Securities with an aggregate market value of $2,150 and cash of $42,599 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2025	EUR	1,437		$1,681	$0	$(6)
	10/2025	GBP	4,263		5,720	0	(14)
	10/2025	JPY	15,159		103	1	0
	10/2025		$5	INR	420	0	0
	10/2025		142	JPY	21,309	2	0
	11/2025	JPY	21,235		$142	0	(2)
	11/2025		$5,428	EUR	4,613	0	(1)
	11/2025	ZAR	3,146		$180	0	(1)
BPS	10/2025	CNH	10,907		1,531	1	0
	10/2025	EUR	3,066		3,610	11	0
	10/2025	GBP	1,948		2,627	7	0
	10/2025	HKD	148,438		19,091	9	0
	10/2025	IDR	305,323		18	0	0
	10/2025	TRY	5,960		141	0	(1)
	10/2025		$61	IDR	1,007,924	0	(1)
	10/2025		166	JPY	24,687	1	0
	10/2025		357	PLN	1,298	1	0
	10/2025		1,258	TRY	53,724	27	0
	11/2025	JPY	24,601		$166	0	(1)
	12/2025		$18	IDR	306,201	0	0
	05/2026		701	KWD	214	2	0
	06/2026		503		154	2	0
	07/2026		312		95	1	0
	06/2027		243		74	0	0
	05/2029	KWD	1,047		$3,600	133	0
	07/2029		154		530	20	0
	05/2030		763		2,626	91	0
BRC	10/2025	CHF	851		1,061	0	(8)
	10/2025	CNH	2,771		390	1	0
	10/2025	GBP	137,915		185,436	0	(45)
	10/2025	JPY	10,782		73	1	0
	10/2025	TRY	248,180		5,965	0	(4)
	10/2025		$904	CHF	722	2	0
	10/2025		1,004	GBP	736	0	(14)
	10/2025		30,960	TRY	1,322,203	649	0
	11/2025	CHF	719		$904	0	(2)
	11/2025	EUR	1,370		1,613	1	0
	11/2025		$20,820	TRY	907,597	245	0
	11/2025	ZAR	30,470		$1,731	0	(28)
	12/2025		$12,377	TRY	544,616	23	0
BSH	10/2025	EUR	440,997		$512,373	0	(5,380)
	10/2025		$1,557	EUR	1,326	0	0
	10/2025		1,247	GBP	924	0	(5)
CBK	10/2025	EUR	8,089		$9,500	3	0
	10/2025	GBP	11,729		15,794	20	0
	10/2025	IDR	315,333		19	0	0
	10/2025	INR	383		4	0	0
	10/2025		$13,224	EUR	11,237	5	(37)
	10/2025		11	IDR	184,580	0	0
	10/2025		21	INR	1,878	0	0
	10/2025	ZAR	39,939		$2,306	0	(6)
	11/2025	JPY	1		0	0	0
	11/2025		$167	CNY	1,182	0	0
	11/2025		4	INR	384	0	0
	12/2025		19	IDR	316,227	0	0
DUB	10/2025	CNH	27,775		$3,907	9	0
	10/2025	INR	620		7	0	0
	10/2025		$10	INR	918	0	0
	11/2025		7		622	0	0
	11/2025	ZAR	65,700		$3,756	0	(36)
FAR	10/2025	CNH	14,017		1,974	7	0
	10/2025	JPY	60,215		410	2	0
	10/2025		$162	CHF	129	0	0
	10/2025		523,704	EUR	448,262	2,578	0
	10/2025		207,370	GBP	154,195	6	0
	10/2025		20	INR	1,787	0	0
	10/2025		206	PLN	751	1	0
	11/2025	CHF	129		$162	0	0
	11/2025	EUR	448,262		524,756	0	(2,579)
	11/2025	GBP	154,195		207,407	0	(6)
	12/2025		$509	MXN	9,647	13	0
GLM	10/2025	CNH	10,637		$1,496	4	0
	10/2025	EUR	4,314		5,031	0	(34)
	10/2025	IDR	302,926		18	0	0
	10/2025		$11	IDR	186,265	0	0
	10/2025		6	INR	482	0	0
	11/2025	DOP	43,407		$678	0	(13)
	12/2025	BRL	9,939		1,796	0	(45)
	12/2025		$18	IDR	303,652	0	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

01/2026	DOP	295,409	$4,780	112	0
02/2026	548,221	8,603	44	(63)
03/2026	85,954	1,358	12	0
MYI	10/2025	CNH	12,007	1,687	2	0
10/2025	EUR	1,291	1,529	13	0
10/2025	JPY	9,843	67	0	0
10/2025	$1,833	EUR	1,570	11	0
10/2025	194	JPY	28,902	2	0
10/2025	194	PLN	704	0	(1)
11/2025	EUR	1,951	$2,296	1	0
11/2025	JPY	49,817	336	0	(2)
NGF	10/2025	$10	IDR	167,296	0	0
12/2025	657	TRY	28,824	2	0
RYL	10/2025	1,655	EUR	1,412	2	0

Total Forward Foreign Currency Contracts	$4,080	$(8,335)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Eutelsat SA	5.000%	Quarterly	12/20/2025	0.733%	EUR	600	$(26)	$33	$7	$0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	$5,700	(49)	56	7	0

$(75)	$89	$14	$0

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II LLC	0.000%	Annually	09/10/2025	84	0	(45)	0	(45)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	Agile Group Holdings Ltd. «	N/A	0.000%	Maturity	01/28/2036	CNY	101,100	$42	$(2,728)	$0	$(2,686)

Total Swap Agreements	$(33)	$(2,684)	$14	$(2,731)

(p)

Securities with an aggregate market value of $7,675 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$752,372	$706,555	$1,458,927
Corporate Bonds & Notes
Banking & Finance	0	151,893	0	151,893
Industrials	0	627,065	228,505	855,570
Utilities	0	82,168	0	82,168
Convertible Bonds & Notes
Banking & Finance	0	18,419	0	18,419
Industrials	0	3,196	0	3,196
Municipal Bonds & Notes
Michigan	0	11,432	0	11,432
West Virginia	0	112	0	112
U.S. Government Agencies	0	119,155	0	119,155
Non-Agency Mortgage-Backed Securities	0	1,106,139	76,861	1,183,000
Asset-Backed Securities
Automobile ABS Other	0	4,106	2,029	6,135
Automobile Sequential	0	0	16,182	16,182
CMBS Other	0	13	0	13
Home Equity Other	0	616,272	0	616,272
Home Equity Sequential	0	2	0	2
Manufacturing House ABS Other	0	1,769	0	1,769
Manufacturing House Sequential	0	5,170	0	5,170
Whole Loan Collateral	0	15,941	0	15,941
Other ABS	0	148,045	158,176	306,221
Sovereign Issues	0	80,751	0	80,751
Common Stocks
Communication Services	4,133	0	8,312	12,445
Consumer Discretionary	0	0	23	23
Financials	1	31,910	0	31,911
Industrials	9	0	354	363
Warrants
Financials	0	0	1,791	1,791
Preferred Securities
Banking & Finance	0	0	10,448	10,448
Industrials	0	26,083	74,020	100,103
Short-Term Instruments
U.S. Treasury Bills	0	25,119	0	25,119

	$4,143	$3,827,132	$1,283,256	$5,114,531
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	2,200	211,789	213,989
Short-Term Instruments
Central Funds Used for Cash Management Purposes	463,362	0	0	463,362

	$463,362	$2,200	$211,789	$677,351

Total Investments	$467,505	$3,829,332	$1,495,045	$5,791,882

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,759	0	1,759
Over the counter	0	4,094	0	4,094

	$0	$5,853	$0	$5,853
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(466)	0	(466)
Over the counter	0	(8,380)	(2,686)	(11,066)

	$0	$(8,846)	$(2,686)	$(11,532)

Total Financial Derivative Instruments	$0	$(2,993)	$(2,686)	$(5,679)

Totals	$467,505	$3,826,339	$1,492,359	$5,786,203

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$476,097	$22,103	$(29,227)	$1,376	$509	$(4,796)	$255,070	$(14,577)	$706,555	$(4,198)
Corporate Bonds & Notes
Banking & Finance	1,261	0	(1,192)	0	0	(69)	0	0	0	0
Industrials(3)	107,139	114,038	0	190	0	7,138	0	0	228,505	7,139

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities(4)	87,747	0	(8,156)	168	(1)	(2,897)	0	0	76,861	(2,879)
Asset-Backed Securities
Automobile ABS Other	2,218	0	0	0	0	(189)	0	0	2,029	(189)
Automobile Sequential	16,261	0	(91)	0	0	12	0	0	16,182	12
Other ABS	128,853	34,889	(4,456)	49	(3,346)	2,187	0	0	158,176	(466)
Common Stocks
Communication Services	26,986	0	(24,136)	0	12,606	(7,144)	0	0	8,312	8,107
Consumer Discretionary	23	0	0	0	0	0	0	0	23	0
Financials	23,122	0	(23,292)	0	0	170	0	0	0	(23,122)
Industrials	722	0	0	0	0	(368)	0	0	354	(368)
Warrants
Communication Services	5,325	0	(4,799)	0	1,268	(1,794)	0	0	0	0
Financials	3	1,944	(16)	0	(11,782)	11,642	0	0	1,791	(153)
Preferred Securities
Banking & Finance	0	10,448	0	0	0	0	0	0	10,448	0
Industrials	71,363	0	0	0	0	2,657	0	0	74,020	2,657
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$203,106	$9,992	$(9,944)	$0	$0	$8,635	$0	$0	211,789	$8,479

	$1,150,226	$193,414	$(105,309)	$1,783	$(746)	$15,184	$255,070	$(14,577)	$1,495,045	$(4,981)
Financial Derivative Instruments - Liabilities
Over the counter	$(2,704)	$0	$0	$0	$0	$18	$0	$0	$(2,686)	$17

Totals	$1,147,522	$193,414	$(105,309)	$1,783	$(746)	$15,202	$255,070	$(14,577)	$1,492,359	$(4,964)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$74,210	Comparable Companies	EBITDA Multiple	X	16.290	—
	800	Cost	Purchase Price		100.000	—
	757	Discounted Cash Flow	Discount Spread		5.080	—
	245,041	Discounted Cash Flow	Discount Rate		3.620 - 50.000	8.608
	50,801	Indicative Market Quotation	Broker Quote		72.500 - 101.750	90.946
	46,280	Recent Transaction	Purchase Price		97.500 - 100.000	99.462
	288,666	Third Party Vendor	Broker Quote		40.500 - 122.000	105.553
Corporate Bonds & Notes
Industrials	84,514	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.970/10.000	—
	53,225	Discounted Cash Flow	Discount Rate		8.975 - 12.412	10.173
	13,526	Indicative Market Quotation	Broker Quote		62.500 - 71.000	64.508
	77,240	Recent Transaction	Purchase Price		100.000	—
Non-Agency Mortgage-Backed Securities	76,861	Discounted Cash Flow	Discount Rate		7.000 - 10.505	10.212

Asset-Backed Securities
Automobile ABS Other	2,029	Discounted Cash Flow	Discount Rate	16.000	— —
Automobile Sequential	16,182	Discounted Cash Flow	Discount Rate	10.420	— —
Other ABS	10,100	Recent Transaction	Purchase Price	100.000	— —
	148,076	Discounted Cash Flow	Discount Rate	5.878-30.000	10.76523

Common Stocks
Communication Services	7,977	Discounted Cash Flow	Discount Rate		7.930	—
	335	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Consumer Discretionary	23	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.500/20.750	—
Industrials	354	Indicative Market Quotation	Broker Quote		$0.375 - 1.125	1.054
Warrants
Financials	1,791	Option Pricing Model	Volatility		62.500	—
Preferred Securities
Banking & Finance	10,448	Recent Transaction	Purchase Price		$1,000.000	—
Industrials	1,029	Comparable Companies	EBITDA Multiple	X	12.250/10.750	—
	43,964	Discounted Cash Flow	Discount Rate		13.622	—
	29,027	Sum of the Parts	Discount Rate		4.054	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	115,667	Comparable Companies	EBITDA Multiple	X	16.290	—
	50,996	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.970/10.000	—
	9,207	Reference Instrument	Stock Price w/Liquidity Discount		8.150	—

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2025 (Unaudited)

	35,919	Sum of the Parts	Discount Rate/ Mortality Assumption	15.323/2015 ANB VBT Mortality Table	—
Financial Derivative Instruments- Liabilities
Over the counter	(2,686)	Indicative Market Quotation	Broker Quote	(18.912)	—

Total	$1,492,359

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Loan Participations and Assignments to Industrials since prior fiscal year end.
(4)	Sector type updated from Loan Participations and Assignments to Non-Agency Mortgage-Backed Securities since prior fiscal year end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	0.0%
CLM 13648 LLC	03/29/2018	0.0%
MLM 13648 LLC	04/03/2018	3.9%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such

Notes to Financial Statements (Cont.)

investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Notes to Financial Statements (Cont.)

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$379,504	$777,392	$(693,600)	$(42)	$108	$463,362	$5,684	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2025 (amounts in thousands†, except number of shares).

PIMCO Flexible Credit Income Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2025	Dividend Income	Shares Held at 09/30/2025
AMSURG EQUITY	$115,667	$0	$0	$0	$0	$115,667	$0	2,562,021
Incora New Equity	42,924	0	0	0	8,072	50,996	0	1,270,491
Market Garden Dogwood LLC	44,515	0	(9,943)	0	1,347	35,919	0	35,279,077
Oi SA	2,603	0	0	0	(403)	2,200	0	22,097,247
Unity Bancorp, Inc.	0	9,992	0	0	(785)	9,207	0	1,637,865

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BNY	Bank of New York Mellon	FAR	Wells Fargo Bank National Association	MZF	Mizuho Securities USA LLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	RYL	NatWest Markets Plc
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SBI	Citigroup Global Markets Ltd.
CDC	Natixis Securities Americas LLC	MSC	Morgan Stanley & Co. LLC.	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	KWD	Kuwaiti Dinar
CAD	Canadian Dollar	GBP	British Pound	MXN	Mexican Peso
CHF	Swiss Franc	HKD	Hong Kong Dollar	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee	USD (or $)	United States Dollar
DOP	Dominican Peso	JPY	Japanese Yen	ZAR	South African Rand

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BP0003M	3 Month GBP-LIBOR	EUR012M	12 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BNMMDTSC		GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR1M	Term SOFR 1-Month
CDOR06	6 Month CDN Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR3M	Term SOFR 3-Month
EUR001M	1 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation